LG Capital Funding, LLC convertible notes payable (Details) (USD $)	Mar. 31, 2014	Oct. 10, 2013
LG Capital Funding, LLC convertible notes payable
Company received, a net from LG Capital Funding, LLC		$ 45,000
Commission to a third party		5,000
legal fees amount		1,500
Company borrowed from LG Capital Funding, LLC pursuant to an unsecured convertible promissory note.		51,500
The terms of the note provided for no interest charge for days		90
Once-off interest charge of 12% amounting to is already added to the face value of the note		6,798
The note has an original issue discount of 10% amounting to		5,150
Net cash proceeds of on issuance of the note of LG Capital Funding, LLC		51,500
The note LG Capital Funding, LLC is convertible into common stock at any time, at the holder's option, equal to the lesser of $0.65 or 60% of the lowest trade pricein no of days prior to conversion		25
The incurrence of debt other than in the ordinary course of business or to repay the note or borrowings not exceeding		1,000,000
Lend money unless committed to prior to this note, made in the ordinary course of business		100,000
Unsecured promissory note issued to LG with a face value	51,500
Unsecured promissory note issued to LG was repaid for	$ 95,172